Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Supplemental Information on Oil and Gas Producing Activities (Unaudited)

SUPPLEMENTAL INFORMATION ON OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)
The following information is presented in accordance with the Accounting Standards Codification (“ASC”) No. 932 “Extractive Activities - Oil and Gas”, as amended by Accounting Standards Update (“ASU”) 2010 - 03 “Oil and Gas Reserves. Estimation and Disclosures”, issued by the Financial Accounting Standards Board (“FASB”) in January 2010.
Oil and gas reserves
Proved oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible (from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations) prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that the project will commence within reasonable time. In some cases, substantial investments in new wells and related facilities may be required to recover proved reserves.
Information on net proved reserves as of December 31, 2025, 2024 and 2023 was calculated in accordance with the SEC rules and FASB ASC 932 rules. Accordingly, crude oil prices used to determine reserves were calculated for crude oils of different quality produced by the Company. Consequently, to calculate our net proved reserves as of December 31, 2025, the Company considered, according to the SEC rules and FASB ASC 932 rules, the unweighted average realized price of crude oils for each month within the
12-month
period ended December 31, 2025, which refers to the domestic crude oil prices adjusted by each different quality produced by the Company.
The reported reserves contained in this annual report include only our proved reserves and do not include probable reserves or possible reserves.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the
12-month
period average ended December 31, 2025 of domestic market realized prices according to the SEC rules and FASB ASC 932 rules, and the prices of contracts awarded to YPF under the Plan GasAr 2023-2028 for certain blocks in certain basins, which will be in effect until their corresponding termination dates. See Note 35.f.1) to the Audited Consolidated Financial Statements.
Notwithstanding the foregoing, commodity prices have fluctuated significantly in recent years.
Net reserves are defined as that portion of the gross reserves attributable to the interest of YPF after deducting interests owned by third parties. In determining net reserves, the Group excludes from its reported reserves royalties owed to others, whether payable in cash or in kind, where the royalty owner has a direct interest in the underlying production and is able to make lifting and sales arrangements independently. By contrast, to the extent that royalty payments required to be made to a third party, whether payable in cash or in kind, are a financial obligation, or are substantially equivalent to a production or severance tax, the related reserves are not excluded from the reported reserves despite the fact that such payments are referred to as royalties under local regulations. The same methodology is followed in reporting our production amounts.
Natural gas reserves exclude the gaseous equivalent of liquids expected to be removed from the natural gas on concessions and leases, at field facilities and at natural gas processing plants. These liquids are included in net proved reserves of natural gas liquids (“NGLs”).
Technology used in establishing proved reserves additions
YPF’s estimated proved reserves as of December 31, 2025, are based on estimates generated through the integration of available and appropriate data, utilizing well-established technologies that have been demonstrated in the field to yield repeatable and consistent results. Data used in these integrated assessments include information obtained directly from the subsurface via wellbore, such as well logs, reservoir core samples, fluid samples, static and dynamic pressure information, production test data, and surveillance and performance information. The data used also includes subsurface information obtained through indirect measurements, such as high-quality
2-D
and
3-D
seismic data calibrated using available well control. Where applicable, geological outcrops information was also utilized. The tools used to interpret and integrate all this data included both proprietary and commercial software for reservoir modeling, simulation and data analysis. In some circumstances, where appropriate analog reservoir models are available, reservoir parameters from these analog models were used to increase the reliability of our reserves estimates.

Reserves sensitivity
The impact of negative future fluctuations of oil and gas prices, and operating costs, in the estimated proved reserves, may be captured through a reserves sensitivity estimate.
Assuming all other factors remain constant, if commodity reference prices for crude oil used in our year-end
reserve estimates were decreased by 10%, our total proved reserves as of December 31, 2025 would decrease by approximately 1.3%.
If natural gas prices used in our
year-end
reserve estimates decreased by 10%, our total proved reserves as of December 31, 2025 would decrease by approximately 1.2%.
Furthermore, assuming all other factors remain constant, if costs used in our year-end
reserve estimates increased by 10% for crude oil and natural gas, our total proved reserves as of December 31, 2025 would decrease by approximately 1.6%.
However, if we combine the three aforementioned effects, our total proved reserves as of December 31, 2025 would decrease by approximately 3.0%.
In addition, as a result of the prices used to calculate the present value of future net revenues from our proved reserves, in accordance with SEC rules, which are similar to the calculation of proved reserves described above, the present value of future net revenues from our proved reserves will not necessarily be the same as the current market value of our estimated crude oil and natural gas reserves.

Changes in YPF’s estimated net proved reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2025, 2024 and 2023, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated entities
As of January 1,	548	-	548	546	-	546	606	-	606
Developed	284	-	284	263	-	263	262	-	262
Undeveloped	264	-	264	283	-	283	344	-	344
Revisions of previous estimates (1)	(38)	-	(38)	10	-	10	(63)	-	(63)
Extensions and discoveries	286	-	286	99	-	99	75	-	75
Improved recovery	5	-	5	(2)	-	(2)	17	-	17
Purchase of minerals in place	4	-	4	-	-	-	-	-	-
Sale of minerals in place	(34)	-	(34)	(11)	-	(11)	-	-	-
Production for the year (2)	(93)	-	(93)	(94)	-	(94)	(89)	-	(89)

As of December 31, (3)	678	-	678	548	-	548	546	-	546
Developed	315	-	315	284	-	284	263	-	263
Undeveloped	363	-	363	264	-	264	283	-	283
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	284	-	284	263	-	263	262	-	262
Undeveloped	264	-	264	283	-	283	344	-	344

Total	548	-	548	546	-	546	606	-	606
As of December 31,
Developed	315	-	315	284	-	284	263	-	263
Undeveloped	363	-	363	264	-	264	283	-	283

Total	678	-	678	548	-	548	546	-	546

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 12, 13 and 12 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 includes an estimated of 84, 71 and 72 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

	For the year ended December 31,
	(millions of barrels)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
NGLs
Consolidated entities
As of January 1,	69	-	69	74	-	74	77	-	77
Developed	44	-	44	41	-	41	36	-	36
Undeveloped	25	-	25	33	-	33	41	-	41
Revisions of previous estimates (1)	6	-	6	(1)	-	(1)	5	-	5
Extensions and discoveries	16	-	16	12	-	12	8	-	8
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	(1)	-	(1)	-	-	-	-	-	-
Production for the year (2)	(16)	-	(16)	(16)	-	(16)	(16)	-	(16)

As of December 31, (3)	74	-	74	69	-	69	74	-	74
Developed	42	-	42	44	-	44	41	-	41
Undeveloped	32	-	32	25	-	25	33	-	33
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
NGLs
Consolidated and Equity-accounted entities
As of January 1,
Developed	44	-	44	41	-	41	36	-	36
Undeveloped	25	-	25	33	-	33	41	-	41

Total	69	-	69	74	-	74	77	-	77
As of December 31,
Developed	42	-	42	44	-	44	41	-	41
Undeveloped	32	-	32	25	-	25	33	-	33

Total	74	-	74	69	-	69	74	-	74

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
NGLs production for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 2, 2 and 2 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
NGLs reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 10, 9 and 10 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

	For the year ended December 31,
	(billions of standard cubic feet)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,688	-	2,688	2,536	-	2,536	2,826	-	2,826
Developed	1,627	-	1,627	1,656	-	1,656	1,637	-	1,637
Undeveloped	1,061	-	1,061	880	-	880	1,189	-	1,189
Revisions of previous estimates (1)	(148)	-	(148)	(144)	-	(144)	(80)	-	(80)
Extensions and discoveries	899	-	899	781	-	781	257	-	257
Improved recovery	*	-	*	*	-	*	-	-	-
Purchase of minerals in place	49	-	49	-	-	-	-	-	-
Sale of minerals in place	(35)	-	(35)	(1)	-	(1)	-	-	-
Production for the year (2)	(467)	-	(467)	(484)	-	(484)	(467)	-	(467)

As of December 31, (3)	2,986	-	2,986	2,688	-	2,688	2,536	-	2,536
Developed	1,597	-	1,597	1,627	-	1,627	1,656	-	1,656
Undeveloped	1,389	-	1,389	1,061	-	1,061	880	-	880
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,627	-	1,627	1,656	-	1,656	1,637	-	1,637
Undeveloped	1,061	-	1,061	880	-	880	1,189	-	1,189

Total	2,688	-	2,688	2,536	-	2,536	2,826	-	2,826
As of December 31,
Developed	1,597	-	1,597	1,627	-	1,627	1,656	-	1,656
Undeveloped	1,389	-	1,389	1,061	-	1,061	880	-	880

Total	2,986	-	2,986	2,688	-	2,688	2,536	-	2,536

(*)	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2025, 2024 and 2023 includes an estimated of 53, 55 and 54 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax. Proved natural gas reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 348, 309 and 292 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 200, 255 and 282 bcf, respectively, which is consumed as fuel at the field.

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	1,096	-	1,096	1,072	-	1,072	1,187	-	1,187
Developed	618	-	618	599	-	599	590	-	590
Undeveloped	478	-	478	473	-	473	597	-	597
Revisions of previous estimates (2)	(58)	-	(58)	(17)	-	(17)	(72)	-	(72)
Extensions and discoveries	462	-	462	250	-	250	127	-	127
Improved recovery	5	-	5	(2)	-	(2)	17	-	17
Purchase of minerals in place	12	-	12	-	-	-	-	-	-
Sale of minerals in place	(41)	-	(41)	(11)	-	(11)	-	-	-
Production for the year (3)	(192)	-	(192)	(196)	-	(196)	(187)	-	(187)

As of December 31, (4)	1,284	-	1,284	1,096	-	1,096	1,072	-	1,072
Developed	642	-	642	618	-	618	599	-	599
Undeveloped	642	-	642	478	-	478	473	-	473
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (2)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	-	-	-	-	-	-	-	-	-

As of December 31, (4)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent (1)
Consolidated and Equity-accounted entities
As of January 1,
Developed	618	-	618	599	-	599	590	-	590
Undeveloped	478	-	478	473	-	473	597	-	597

Total	1,096	-	1,096	1,072	-	1,072	1,187	-	1,187
As of December 31,
Developed	642	-	642	618	-	618	599	-	599
Undeveloped	642	-	642	478	-	478	473	-	473

Total	1,284	-	1,284	1,096	-	1,096	1,072	-	1,072

(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)	Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, NGLs and natural gas reserves are considered prospectively in the calculation of depreciation.
(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 23, 25 and 24 Mboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 156, 135 and 134 Mboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

As decided by YPF S.A.’s Board of Directors at its meeting held on February 29, 2024, the Company began a divestment process of certain mature fields, with the objective of optimization of the Upstream conventional portfolio. During 2024 and 2025, YPF executed various assignment agreements. Additionally, in 2025, YPF expanded the scope of the divestment process to include additional blocks. As of December 31, 2025, the blocks for which agreements have not yet been finalized but remain under negotiation represent an estimated volume of approximately
81
Mboe of proved reserves. For further information see Note 11.a) to the Audited Consolidated
Financial Statements

The paragraphs below explain in further detail the most significant changes in our proved reserves during the years 2025, 2024 and 2023.
Changes in YPF’s estimated net proved reserves during 2025
Extensions and discoveries
As a result of wells drilled and put into production in areas with unproved reserves or resources, approximately 411 Mboe of proved undeveloped reserves (819 bcf of natural gas, 15 Mbbl of NGLs and 250 Mbbl of crude oil) and approximately 51 Mboe of proved developed reserves (80 bcf of natural gas, 1 Mbbl of NGLs and 36 Mbbl of crude oil) were added.
Both proved undeveloped reserves additions and proved developed reserves contributions are mainly related to projects of unconventional oil and gas of the Vaca Muerta formation in the Neuquina basin.
Improved recovery
An upward revision of approximately 5 Mboe resulted as a net proved reserves change of improved recovery in secondary and tertiary recovery projects, mainly from areas located in the Golfo San Jorge and Neuquina basins.
Sales and acquisitions
During 2025, several properties were included in the Mature Fields Project, and we sold 49% interest in the Aguada del Chañar block, resulting in a reduction of approximately
 41
Mboe of proved reserves due to sales. This decrease was partially offset by the addition of approximately
 12
Mboe of proved reserves associated with the acquisition of Sierra Chata, La Escalonada and Rincón La Ceniza blocks.
Revisions of previous estimates
During 2025, the Company’s proved reserves were revised downwards by 58 Mboe (a decrease of 38 Mbbl of crude oil and a decrease of 148 bcf of natural gas, partially offset by an increase of 6 Mbbl of NGLs). The main revisions of proved reserves were due to the following:
-
A deduction of 97 Mboe of proved reserves (a decrease of 49 Mbbl of crude oil and a decrease of 278 bcf of natural gas, partially offset by an increase of 2 Mbbl on NGLs), mainly related to changes in projects’ strategy and drilling schedules.

-	An addition of 20 Mboe of proved reserves (an increase of 5 Mbbl of crude oil, 3 Mbbl of NGLs and 64 bcf of natural gas) related to projects’ performance, which were better than forecasted.
-	An upward revision of 10 Mboe (an increase of 8 Mbbl of crude oil and an increase of 14 bcf of natural gas) related to contract revisions such as concession extensions.

Changes in YPF’s estimated net proved reserves during 2024
Extensions and discoveries
As a result of wells drilled and put into production in areas with unproved reserves or resources, approximately 220 Mboe of proved undeveloped reserves (717 bcf of natural gas, 11 Mbbl of NGLs and 81 Mbbl of crude oil) and approximately 30 Mboe of proved developed reserves (63 bcf of natural gas, 1 Mbbl of NGLs and 18 Mbbl of crude oil) were added.
Both proved undeveloped reserves additions and proved developed reserves contributions are mainly related to projects of unconventional oil and gas of the Vaca Muerta formation in the Neuquina basin.
Improved recovery
A downward revision of approximately 2 Mboe resulted as a net proved reserves change of improved recovery in secondary and tertiary recovery projects, mainly from areas located in the Golfo San Jorge basin.
Sales and acquisitions
Related to sales and acquisitions, during 2024 three properties were sold with approximately 11 Mboe of proved reserves mainly of oil.
Revisions of previous estimates
During 2024, the Company’s proved reserves were revised downwards by 17 Mboe (an increase of 10 Mbbl of crude oil, a decrease of 1 Mbbl of NGLs and a decrease of 144 bcf of natural gas). The main revisions of proved reserves have been due to the following:

-
A deduction of 73 Mboe of proved reserves (an increase of 4 Mbbl of crude oil, a decrease of 9 Mbbl on NGLs and a decrease of 385 bcf of natural gas) related mainly to changes in projects strategy and drilling schedules.

-	An upward revision of 33 Mboe of proved reserves (mainly in natural gas), as a result of economics related to changes in fields operating costs and oil and gas prices.
-	An addition of 21 Mboe of proved reserves (an increase of 7 Mbbl of crude oil, 4 Mbbl of NGLs and 58 bcf of natural gas) related to project’s performance, which was better than forecasted.
-	An upward revision of 2 Mboe (mainly in NGLs) related to changes in working interest and production forecasts adjustments.

Changes in YPF’s estimated net proved reserves during 2023
Extensions and discoveries
As a result of wells drilled and put on production in areas with unproved reserves or resources, approximately 23 Mboe of proved developed reserves were added (66 bcf of natural gas and 11 Mbbl of crude oil), and 105 Mboe of proved undeveloped reserves (192 bcf of natural gas, 7 Mbbl of NGLs and 64 Mbbl of crude oil) were added.
Both proved undeveloped reserves additions and proved developed reserves contributions are mainly related to projects of unconventional oil and gas of Vaca Muerta formation in the Neuquina basin.
Improved recovery
An upwards revision of 17 Mboe resulted as a net proved reserves change of improved recovery in secondary and tertiary recovery projects, mainly from areas located in the Golfo San Jorge basin.
Sales and acquisitions
There were no changes related to sales and acquisitions during 2023.
Revisions of previous estimates
During 2023 the Company’s proved reserves were revised downwards by 72 Mboe (a decrease of 63 Mbbl of crude oil, an increase of 5 Mbbl of NGLs and a decrease of 80 bcf of natural gas). The main revisions of proved reserves have been due to the following:

-
A downward revision of 69 Mboe of proved reserves (a decrease of 43 Mbbl of liquids, and a decrease of 26 Mboe of gas), as a result of economics related to changes in fields operating costs and oil and gas prices.

-	An addition of 35 Mboe of proved reserves (16 Mbbl of liquids and 19 Mboe of gas) related to project’s performance, which was better than forecasted.
-	A deduction of 53 Mboe of proved reserves (a decrease of 36 Mbbl of liquids and a decrease of 19 Mboe of gas) related mainly to changes in projects strategy and drilling schedules.
-	An upward revision of 18 Mboe (8 Mbbl of liquids and 10 Mboe of gas) related mainly to changes in working interest, new projects addition and production forecasts adjustments.

Capitalized costs
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2025, 2024 and 2023:

	2025			2024			2023
Consolidated capitalized costs	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Proved oil and gas properties
Mineral property, wells and related equipment (1)	27,395	-	27,395	28,164	-	28,164	53,052	-	53,052
Support equipment and facilities (2)	1,812	-	1,812	2,138	-	2,138	2,257	-	2,257
Drilling and work in progress	3,249	-	3,249	3,916	-	3,916	3,774	-	3,774
Unproved oil and gas properties	674	-	674	186	-	186	264	-	264

Total capitalized costs	33,130	-	33,130	34,404	-	34,404	59,347	-	59,347
Accumulated depreciation and valuation allowances (3)	(22,047)	-	(22,047)	(23,602)	-	(23,602)	(48,382)	-	(48,382)

Net capitalized costs	11,083 (4)	-	11,083	10,802	-	10,802	10,965	-	10,965

(1)	Includes 808, 740 and 696 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets as of December 31, 2025, 2024 and 2023, respectively.
(2)	Includes 569, 602 and 521 corresponding to Upstream support equipment and facilities contracts comprised in right-of-use assets as of December 31, 2025, 2024 and 2023, respectively.
(3)	Includes (1,109), (895) and (762) corresponding to accumulated depreciation of all Upstream contracts of right-of-use assets as of December 31, 2025, 2024 and 2023, respectively.
(4)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.
A
s decided by YPF S.A.’s Board of Directors at its meeting held on February 29, 2024, the Company began a divestment process of certain mature fields, with the objective of optimization of the Upstream conventional portfolio. During 2024, considering that decision
,
28,478
,
24,834
and
1,893
of cost, accumulated depreciation and provision for impairment of property, plant and equipment have been reclassified to the “Assets held for sale” line item in the statement of financial position,

respectively. During 2024 and 2025, YPF executed various assignment agreements. Additionally, in 2025, YPF expanded the scope of the divestment process to include additional blocks as part of the optimization plan of the conventional Upstream portfolio and, as consequence, 4,630 and 3,879 of cost and accumulated depreciation have been reclassified to the “Assets held for sale” line item in the statement of financial position, respectively, corresponding to “Cerro Fortunoso”, “Valle del Río Grande” and “Manantiales Behr”. For further information see Note 11.a) to the Audited Consolidated Financial Statements.
Likewise, during 2025, 380 and 74 of cost and accumulated depreciation, respectively, of assets related to
the “Aguada del Chañar” exploitation concession have been reclassified to the “Assets held for sale” line item in the statement of financial position. For further information see Note 11.b) to the Audited Consolidated Financial Statements.
As of December 31, 2025 and 2024, capitalized costs of assets held for sale related to the optimization plan of the conventional Upstream portfolio amount to 1,013 and

1,497
, respectively.
Costs incurred
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2025, 2024 and 2023:

	2025				2024			2023
Consolidated costs incurred	Argentina		Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Acquisition of proved properties	184		-	184	-	-	-	-	-	-
Acquisition of un proved properties	580		-	580	-	-	-	-	-	-
Exploration costs	102		32	134	198	1	199	156	1	157
Development costs (1)	3,815		-	3,815	3,884	-	3,884	4,370	-	4,370

Total costs incurred	4,681	(2)	32	4,713	4,082	1	4,083	4,526	1	4,527

(1)	Includes 194, 206 and 313 corresponding to development cost related to Upstream contracts comprised in right-of-use assets as of December 31, 2025, 2024 and 2023, respectively.
(2)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.
Considering the YPF’s Board of Directors’ decision mentioned in Note 11.a) to the Audited Consolidated Financial Statements, costs incurred of assets held for sale related to the optimization plan of the conventional Upstream portfolio amount to 29 and
 287
for the fiscal year ended December 31, 2025 and 2024 respectively.

Results of operations from oil and gas producing activities
The following tables include only the revenues and expenses directly associated with oil and gas producing activities. It does not include any allocation of the interest costs or corporate overhead and, therefore, is not necessarily indicative of the contribution to net earnings of the oil and gas operations.
Differences between these tables and the amounts shown in Note 5 “Business segment information”, for the Upstream business segment, relate to additional operations that do not arise from those properties held by the Group.

	2025			2024			2023
Consolidated results of operations	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Net sales to unaffiliated parties	89	-	89	50	-	50	32	-	32
Net intersegment sales	7,486	-	7,486	8,225	-	8,225	7,211	-	7,211

Total net revenues	7,575	-	7,575	8,275	-	8,275	7,243	-	7,243
Production costs	(3,840)	-	(3,840)	(4,715)	-	(4,715)	(4,148)	-	(4,148)
Exploration expenses	(84)	(32)	(116)	(238)	(1)	(239)	(60)	(1)	(61)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,349)	-	(2,349)	(1,963)	-	(1,963)	(2,568)	-	(2,568)
Impairment of property, plant and equipment and inventories write-down	-	-	-	(79)	-	(79)	(2,288)	-	(2,288)
Other (1)	(959)	-	(959)	(956)	-	(956)	(177)	-	(177)

Pre-tax income (loss) from producing activities	343	(32)	311	324	(1)	323	(1,998)	(1)	(1,999)
Income tax expense / benefit	(120)	-	(120)	(113)	-	(113)	699	-	699

Results of oil and gas producing activities	223 (2)	(32)	191	211	(1)	210	(1,299)	(1)	(1,300)

(1)
Mainly includes lawsuits, result from sale of assets, result from changes in fair value of assets held for sale, provisions for severance indemnities, provisions for operating optimizations, provisions for obsolescence of materials and equipment and financial accretion for the hydrocarbon wells abandonment obligations, among others.

(2)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.
Standardized measure of discounted future net cash flows
The standardized measure is calculated as the excess of future cash inflows from proved reserves less future costs of producing and developing the reserves, future income taxes and a discount factor. Future cash inflows represent the revenues that would be received from production of year-end
proved reserve quantities assuming the future production would be sold at the prices used for reserves estimates as of year-end
(the “average price”). Accordingly, crude oil prices used to determine reserves were calculated each month, for crude oils of different quality produced by the Group.

The Company considered the unweighted average realized price of crude oils for each month within the
12-month
period ended December 31, 2025, which refers to the domestic crude oil prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the
12-month
period average ended December 31, 2025 of domestic market realized prices according to the SEC rules and FASB ASC 932 rules, and the prices of contracts awarded to YPF under the Plan GasAr 2023-2028 for certain areas, which will be in effect until their corresponding termination dates. See Note 35.f.1) to the Audited Consolidated Financial Statements.
Future production costs include the estimated expenditures related to production of the proved reserves, plus any production taxes without consideration of future inflation. Future development costs include the estimated costs of drilling development wells and installation of production facilities, plus the net costs associated with dismantling and abandonment of wells, assuming year-end
costs continue without consideration of future inflation. Future income taxes were determined by applying statutory rates to future cash inflows less future production costs and less depreciation of the properties involved. The present value was determined by applying a discount rate of 10% per year to the annual future net cash flows.
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2025			2024			2023
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Future cash inflows	52,831	-	52,831	46,028	-	46,028	41,735	-	41,735
Future production costs	(17,350)	-	(17,350)	(18,294)	-	(18,294)	(18,683)	-	(18,683)
Future development costs	(12,278)	-	(12,278)	(9,090)	-	(9,090)	(11,136)	-	(11,136)
Future income tax expenses	(5,758)	-	(5,758)	(7,594)	-	(7,594)	(3,396)	-	(3,396)
10% annual discount for estimated timing of cash flows	(8,185)	-	(8,185)	(4,787)	-	(4,787)	(4,013)	-	(4,013)

Total standardized measure of discounted future net cash flows	9,260 (1)	-	9,260	6,263	-	6,263	4,507	-	4,507

(1)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.

Changes in the standardized measure of discounted future net cash flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Beginning of year	6,263	4,507	7,102
Sales and transfers, net of production costs	(2,701)	(515)	(1,819)
Net change in sales and transfer prices, net of future production costs	(8,192)	(2,672)	(1,624)
Changes in reserves and production rates (timing)	(3,627)	(1,761)	(1,390)
Net changes for extensions, discoveries and improved recovery	16,313	7,922	2,782
Changes in estimated future development and abandonment costs	(3,385)	(1,738)	(3,734)
Development costs incurred during the year that reduced future development costs	1,936	1,777	1,996
Accretion of discount	546	525	984
Net change in income taxes	2,107	(1,783)	211
Others	-	1	(1)

End of year	9,260 (1)	6,263	4,507

(1)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.